Cover	Dec. 31, 2023	Jun. 08, 2023
Document Information [Line Items]
Document Type		8-K
Document Period End Date		Jun. 08, 2023
Entity Registrant Name		Velo3D, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-39757
Entity Tax Identification Number		98-1556965
Entity Address, Address Line One		511 Division Street
Entity Address, City or Town		Campbell,
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		95008
City Area Code		408
Local Phone Number		610-3915
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
Entity Central Index Key		0001825079
Amendment Flag		false
Current Fiscal Year End Date	--12-31
Common Stock
Document Information [Line Items]
Title of 12(b) Security		Common stock, par value $0.00001 per share
Trading Symbol		VLD
Security Exchange Name		NYSE
Warrant
Document Information [Line Items]
Title of 12(b) Security		Warrants to purchase one share of common stock, each at an exercise price of $11.50 per share
Trading Symbol		VLD WS
Security Exchange Name		NYSE